Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of March 31, 2023 and 2022:

	As of March 31,	As of March 31,
	2023	2022
Buildings	$14,111,170	$15,345,997
Machinery	1,585,671	1,918,918
Furniture, fixture and electronic equipment	74,719	179,667
Vehicles	20,636	176,606
Total property plant and equipment, at cost	15,792,196	17,621,188
Less: accumulated depreciation	(7,321,924)	(6,374,373)
Property, plant and equipment, net	$8,470,272	$11,246,815

As of March 31, 2023 and 2022, the Company pledged its building with a carrying value of approximately $1.2 million and $2.1 million, respectively, as the collateral for short-term bank loans (see Note 10).

Depreciation expense was $1,615,173, $1,553,399 and $849,454 for the years ended March 31, 2023, 2022 and 2021, respectively. Depreciation allocated as manufacturing overhead to inventories was $ 278,111, $621,654 and $589,610 for the years ended March 31, 2023, 2022 and 2021, respectively.

The carrying amount of disposed property, plant and equipment recognized for the year ended March 31, 2023 and 2022 were amounted to $267,719 and $505,969, respectively.